Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
SAP America, Inc. 401(k) Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Schedule 1

SAP AMERICA, INC.

401(k) PLAN

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

Identity of issue, borrower, lessor, or		Description of investment
similar party		and notes receivable	Current value
(*)	Vanguard Funds:
	Emerging Markets Stock Index	Registered investment company	$70,503,918
	Explorer	Registered investment company	126,076,067
	Global Equity	Registered investment company	1,223
	International Growth	Registered investment company	190,503,434
	Small-Cap Index	Registered investment company	125,812,813
	Wellington	Registered investment company	1,787,986,420
	Windsor II	Registered investment company	242,433,167
	Allspring Special Mid Cap Value Fund; Class R6	Registered investment company	39,395,768
	BlackRock High Yield Portfolio, Class K	Registered investment company	39,849,364
	DFA Global Equity Portfolio; Institutional Class	Registered investment company	165,496,788
	DFA US Targeted Value Portfolio	Registered investment company	24,638,312
	Fidelity Total Bond K6 Fund	Registered investment company	45,579,329
	JPMorgan Mid Cap Growth Fund; Class R6	Registered investment company	41,903,743
	PGIM Global Total Return; Class R6	Registered investment company	14,551,893
	PIMCO Income Fund	Registered investment company	63,381,607
	TCW MetWest Total Return Bond Fund; Class I	Registered investment company	3,146
(*)	Vanguard Trusts:
	Target Retirement 2020	Common collective trust	45,573,078
	Target Retirement 2025	Common collective trust	134,216,045
	Target Retirement 2030	Common collective trust	259,195,353
	Target Retirement 2035	Common collective trust	358,182,774
	Target Retirement 2040	Common collective trust	291,951,206
	Target Retirement 2045	Common collective trust	253,230,472
	Target Retirement 2050	Common collective trust	210,717,260
	Target Retirement 2055	Common collective trust	162,555,170
	Target Retirement 2060	Common collective trust	96,308,398
	Target Retirement 2065	Common collective trust	35,723,381
	Target Retirement 2070	Common collective trust	6,928,192
	Target Retirement Income	Common collective trust	42,470,375
	JPMCB Large Cap Growth Fund; CF-E Class	Common collective trust	484,046,078
(*)	Vanguard Institutional 500 Index Trust B	Common collective trust	1,742,452,368
(*)	Vanguard Institutional Extended Market Index Trust B	Common collective trust	398,416,169
(*)	Vanguard Institutional Total Bond Market Index Trust B	Common collective trust	467,442,500
(*)	Vanguard Institutional Total International Stock Market Index Trust B	Common collective trust	571,829,145
(*)	Vanguard Retirement Savings Trust II	Common collective trust	192,585,852
(*)	Vanguard Brokerage Option	Vanguard brokerage option	215,176,354
(*)	SAP ADR Stock Fund	American depository receipts	118,251,590
(*)	Vanguard Cash Reserves Federal MM Fund Admiral Shares	Interest-bearing cash account	117,200,025
	Total Investments at fair value		9,182,568,777
(*)(**)	Notes receivable from participants	Notes receivable bearing interest at rates ranging from 4.25% to 10.5% due through the year 2042	38,457,599
			$9,221,026,376

(*)Denotes party-in-interest.

(**)Current value represents unpaid principal balance plus any accrued but unpaid interest.